Financial risk management (Details 4) - CAD		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Risk Management Explanatory [Abstract]
Bank indebtedness (non-current) (note 10)		CAD 208,978,000	CAD 153,102,000
Working capital deficit		13,808,000	6,167,000
Total debt	[1]	CAD 222,786,000	CAD 159,269,000
Shares outstanding (note 13)		185,963,186	184,654,333
Share closing market price ($/share)		CAD 5.4	CAD 9.12
Market capitalization		1,004,201,000	1,684,048,000
Total capitalization		CAD 1,226,987,000	CAD 1,843,317,000

[1]	Total debt is a non-GAAP measure that includes bank indebtedness and working capital deficit.